UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment |_|; Amendment Number:  _______
  This Amendment (Check only one.): |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Warren G. Lichtenstein
Address: c/o Steel Partners Holdings L.P.
         590 Madison Avenue, 32nd Floor
         New York, New York 10022

Form 13F File Number: 28-10766

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Sanford Antignas
Title:  Attorney-In-Fact for Warren G. Lichtenstein
Phone:  212-520-2300

Signature, Place, and Date of Signing:

                /s/ Sanford Antignas, New York, NY, February 11, 2011

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                       2
                                                           ---------------------

Form 13F Information Table Entry Total:                                 19
                                                           ---------------------

Form 13F Information Table Value Total:                            $219650
                                                           ---------------------
                                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.       Form 13F File Number       Name

         1         28-14001                   Steel Partners Holdings L.P.

         2         28-10730                   Steel Partners II, L.P.

                           FORM 13F INFORMATION TABLE

      COLUMN 1                  COLUMN 2       COLUMN 3  COLUMN 4          COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8
   --------------            --------------     -----    --------    ------------------  ----------  --------  ---------------------
                                                                                                                  VOTING AUTHORITY
                                                          VALUE      SHRS OR   SH/ PUT/  INVESTMENT   OTHER       ----------------
   NAME OF ISSUER            TITLE OF CLASS     CUSIP   (X$1,000)    PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED   NONE
   --------------            --------------     -----   ---------    -------   --- ----  ----------  --------  ----    ------   ----
CANON INC                    ADR              138006309      534        10400  SH           OTHER                0       10400   0
CASH STORE FINL SVCS INC     COM              14756F103      155        10000  SH           OTHER                0       10000   0
CNO FINL GROUP INC           COM              12621E103    22867      3372700  SH   CALL    OTHER       1, 2     0     3372700   0
CONTINENTAL MATLS CORP       COM PAR $0.25    211615307     3235       144762  SH           OTHER       1, 2     0      144762   0
GENCORP INC                  SDCV 2.250%11/1  368682AL4    15377     15500000  PRN          OTHER       1, 2     0    15500000   0
GENCORP INC                  COM              368682100    20968      4055737  SH           OTHER       1, 2     0     4055737   0
HALLMARK FINL SVCS INC EC    COM NEW          40624Q203      455        50000  SH           OTHER                0       50000   0
MATERIAL SCIENCES CORP       COM              576674105     1216       190000  SH           OTHER                0      190000   0
MODUSLINK GLOBAL SOLUTIONS I COM              60786L107      403        60000  SH           OTHER                0       60000   0
NATHANS FAMOUS INC NEW       COM              632347100     7506       445456  SH           OTHER       1, 2     0      445456   0
S L INDS INC                 COM              784413106    16217       927231  SH           OTHER       1, 2     0      927231   0
SELECTICA INC                COM NEW          816288203     2083       420768  SH           OTHER         1      0      420768   0
SERVOTRONICS INC             COM              817732100       84        10000  SH           OTHER                0       10000   0
UNISYS CORP                  COM NEW          909214306     1295        50000  SH           OTHER                0       50000   0
UNISYS CORP                  COM NEW          909214306     1295        50000  SH   CALL    OTHER                0       50000   0
UNISYS CORP                  COM NEW          909214306    42103      1630000  SH   CALL    OTHER       1, 2     0     1630000   0
VECTOR GROUP LTD             COM              92240M108      182        10500  SH           OTHER                0       10500   0
WHX CORP                     COM PAR $.01 NEW 929248607    82355      6325269  SH           OTHER       1, 2     0     6325269   0
ZORAN CORP                   COM              98975F101     1320       150000  SH           OTHER                0      150000   0